Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Purchase commitments for goods and services		$ 64.1
Secured letters of credit outstanding		$ 0.4	$ 0.4
Purchase Commitment [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase commitments for goods and services	$ 133.7